Stockholders Equity (Details)	12 Months Ended
Dec. 31, 2021 $ / shares shares
Restricted Stock Units (RSUs) [Member]
Non-vested As Of December 31, 2020 | shares	600,000
Granted | shares	4,260,000
Vested | shares	(1,647,000)
Forfeited | shares	(120,000)
Non-vested As Of December 31, 2021 | shares	3,093,000
Weighted Average Grant Date Fair Value, Beginning Balance | $ / shares	$ 0.40
Weighted Average Grant Date Fair Value, Granted | $ / shares	0.57
Weighted Average Grant Date Fair Value, Vested | $ / shares	0.69
Weighted Average Grant Date Fair Value, Forfeited | $ / shares	0.63
Weighted Average Grant Date Fair Value, Ending Balance | $ / shares	$ 0.47
Restricted Stock [Member]
Non-vested As Of December 31, 2020 | shares	0
Granted | shares	0
Vested | shares	0
Forfeited | shares	0
Non-vested As Of December 31, 2021 | shares	0
Weighted Average Grant Date Fair Value, Beginning Balance | $ / shares	$ 0
Weighted Average Grant Date Fair Value, Granted | $ / shares	0
Weighted Average Grant Date Fair Value, Vested | $ / shares	0
Weighted Average Grant Date Fair Value, Forfeited | $ / shares	0
Weighted Average Grant Date Fair Value, Ending Balance | $ / shares	$ 0